Cryptocurrencies	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Cryptocurrencies
(12) Cryptocurrencies
Cryptocurrency transactions
The following tables present additional information about the cost basis and fair value of cryptocurrencies, including those allocated to the Company’s treasury strategy (in thousands, except units):

Cryptocurrency Inventory (1)	December 31, 2025			December 31, 2024
	Units	Cost Basis	Fair Value	Carrying Value
Bitcoin (BTC)	24.51	$2,390	$2,146	$949

(1)	As of December 31, 2025 and 2024, the Company had an insignificant amount of Ethereum.

Cryptocurrency Investments	December 31, 2025			December 31, 2024
	Units	Cost Basis	Fair Value	Carrying Value
Bitcoin (BTC)	100.35	$9,096	$8,781	$561
Cryptocurrency investment balance is classified as a short-term asset due to anticipation that the assets will be used to provide short-term liquidity.
As of December 31, 2025 and December 31, 2024, the Company had $1.2 million and $2.2 million, respectively, due to liquidity providers related to Bitcoin purchased during the period. These amounts are paid in cash, generally within one week from which the expenses are incurred and are presented within “Accrued expenses and other current liabilities” on the Consolidated Balance Sheet.

2025 Cryptocurrency Rollforward	BTC (1)
Beginning balance—January 1, 2025	$1,510
Cumulative-effect adjustment from adoption of ASU 2023-08	852
Purchase or receipts of cryptocurrency	450,064
Cost of cryptocurrencies sold or distributed	(438,923)
Unrealized loss on cryptocurrency (2)	(2,576)

Balance—December 31, 2025	$10,927

(1)	As of December 31, 2025 and December 31, 2024, the Company had an insignificant amount of Ethereum.
(2)
Unrealized loss on cryptocurrency during the year ended December 31, 2025 was primarily due to remeasurement of the fair value of cryptocurrencies inventory and cryptocurrencies held for investment to reflect decreases in the prices of Bitcoin and Ethereum.

2024 Cryptocurrency Rollforward	BTC (1)
Beginning balance—January 1, 2024	$712
Purchase or receipts of cryptocurrency	425,348
Cost of cryptocurrencies sold or distributed	(415,863)
Impairment of cryptocurrencies (prior to adoption of ASU 2023-08)	(8,687)

Balance—December 31, 2024	$1,510

Purchases or receipts of cryptocurrency consists of: (a) cash paid by the Company to purchase cryptocurrencies on various exchanges and from liquidity providers and related transaction costs to acquire the cryptocurrencies,

(b) receipts of cryptocurrency sold to the Company by customers at the BTM kiosks, and (c) receipts of cryptocurrency by the Company as consideration for company website and software services revenue. Costs of cryptocurrencies sold or distributed represents the adjusted cost basis of cryptocurrencies sold to customers or payments made in cryptocurrencies, recorded through the date of disposition.